Deferred taxes (Details 2) - Gol Linhas Aereas S.A. ("GLA") [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Accumulated income tax losses	R$ 14,989,912	R$ 12,076,378
Potential tax credit	R$ 5,096,570	R$ 4,105,969